Note 5 - Warrants (Q1) (Details) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 5.62	$ 7.28	$ 8.89	$ 10.90
Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 2.03
Warrants and Rights Outstanding, Term (Year)	1 year	1 year
Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 8.75
Warrants and Rights Outstanding, Term (Year)	7 years	7 years